Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Telephone: (202) 261-3300

Fax: (202) 261-3333

October 3, 2008

VIA EDGAR

Filing Desk

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	PIMCO Variable Insurance Trust (the “Trust” or the “Registrant”)

File Nos. 333-37115; 811-08399

Ladies and Gentlemen:

On behalf of the Registrant, enclosed for filing via the EDGAR system pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 35 (“PEA 35”) to the Registrant’s Registration Statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 37 to the Registration Statement under the Investment Company Act of 1940, as amended. PEA 35 is being filed for the purpose of registering Administrative Class and Advisor Class shares of the PIMCO Global Multi-Asset Portfolio, a new series of the Registrant. PEA 35 does not affect the currently effective prospectuses and statement of additional information for other series and classes of the Trust’s shares.

No fees are required in connection with this filing. Please address any questions or comments concerning the attached to the undersigned at (202) 261-3376.

Sincerely,

/s/ Christopher S. Ha
Christopher S. Ha

Attachments